Consolidated Statements of Changes in Shareholders’ Equity - USD ($) $ in Thousands		Ordinary shares outstanding Class A	Ordinary shares outstanding Class B	Ordinary shares outstanding	Additional paid-in capital	Treasury shares	Deferred share compensation	Accumulated deficits	Accumulated other comprehensive income (loss)	Total Yueda Digital Holding Inc. shareholders’ equity	Noncontrolling interests	Total
Balance at Dec. 31, 2022				$ 359	$ 332,746	$ (1,148)		$ (318,239)	$ 32,044	$ 45,762	$ (32,409)	$ 13,353
Balance (in Shares) at Dec. 31, 2022	[1]			89,237
Share repurchase for cancellation of equipment purchase				$ (178)	(34,001)					(34,179)		(34,179)
Share repurchase for cancellation of equipment purchase (in Shares)	[1]			(44,489)
Share-based compensation					5					5		5
Foreign currency translation adjustment									835	835	(907)	(72)
Net (loss) income								(574)		(574)	380	(194)
Balance at Dec. 31, 2023				$ 181	298,750	(1,148)		(318,813)	32,879	11,849	(32,936)	(21,087)
Balance (in Shares) at Dec. 31, 2023	[1]			44,748
Share-based compensation				$ 48	1,284		(1,332)
Share-based compensation (in Shares)	[1]			12,000
Amortization of share-based compensation							518			518		518
Sales of Class A ordinary shares				$ 135	5,565					5,700		5,700
Sales of Class A ordinary shares (in Shares)	[1]			33,728
Issuance of ordinary shares to repay debts				$ 262	7,290					7,552		7,552
Issuance of ordinary shares to repay debts (in Shares)	[1]			65,674
Repurchase of ordinary shares for subsidiary disposal				$ (52)		(1,517)				(1,569)		(1,569)
Repurchase of ordinary shares for subsidiary disposal (in Shares)	[1]			(13,072)
Issuance of treasury shares to employees				$ 1	(1,149)	1,148
Issuance of treasury shares to employees (in Shares)	[1]			248
Foreign currency translation adjustment									528	528		528
Net (loss) income								(13,651)		(13,651)	3	(13,648)
Balance at Dec. 31, 2024				$ 575	311,740	(1,517)	(814)	(332,464)	33,407	10,927	(32,933)	(22,006)
Balance (in Shares) at Dec. 31, 2024	[1]			143,326
Amortization of share-based compensation							666			666		666
Sales of Class A ordinary shares		$ 4,975			204,127					209,102		209,102
Sales of Class A ordinary shares (in Shares)	[1]	1,243,818
Re-designation of authorized ordinary shares		$ 575		$ (575)
Re-designation of authorized ordinary shares (in Shares)	[1]	143,326		(143,326)
Exercises of warrants		$ 16,381			135,719					152,100		152,100
Exercises of warrants (in Shares)	[1]	4,095,191
Issuance of Class A ordinary shares to employees		$ 187			79					266		266
Issuance of Class A ordinary shares to employees (in Shares)	[1]	46,793
Additional Class A ordinary shares of round-up adjustment for reverse share split
Additional Class A ordinary shares of round-up adjustment for reverse share split (in Shares)	[1]	61
Deconsolidation of discontinued operations									(31,789)	(31,789)	32,930	1,141
Foreign currency translation adjustment									(1,618)	(1,618)		(1,618)
Net (loss) income								(28,056)		(28,056)	3	(28,053)
Balance at Dec. 31, 2025		$ 22,118			$ 651,665	$ (1,517)	$ (148)	$ (360,520)		$ 311,598		$ 311,598
Balance (in Shares) at Dec. 31, 2025	[1]	5,529,189

[1]	The shares and per share information are presented on a retroactive basis to reflect the share consolidation and change of share capital (Note 9).